Provisions and other non-financial liabilities (Details 3) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
Tax withholdings		$ 4,782	$ 7,404
VAT payable		7,345	3,344
Guarantees received		2,641	2,638
Accrual for dividend		109,670	110,529
Monthly tax provisional payments		21,001	11,684
Deferred income		18,574	5,301
Withholdings from employees and salaries payable		6,052	6,725
Accrued vacations	[1]	20,070	19,042
Other current liabilities		4,489	2,137
Total		$ 194,624	$ 168,804

[1]	Vacation benefit (short-term benefits to employees, current) is in line with the provisions established in Chile’s Labor Code, which indicates that employees with more than a year of service will be entitled to annual vacation for a period of at least fifteen paid business days. The Company provides the benefit of two additional vacation days.